SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 16,475	$ 21,882
Operating Loss	(8,173)	(9,675)
Goodwill	7,026	7,026
Total Property and Equipment, net	894	843
Cyber Security [Member]
Revenues	2,886	3,295
Operating Loss	(443)	(1,064)
Goodwill	1,075	1,075
Total Property and Equipment, net	109	38
IoT [Member]
Revenues	11,664	12,470
Operating Loss	(3,743)	(4,560)
Goodwill	2,229	2,229
Total Property and Equipment, net	539	481
e-Gov [Member]
Revenues	1,925	6,117
Operating Loss	(3,987)	(4,051)
Goodwill	3,722	3,722
Total Property and Equipment, net	$ 246	$ 324